UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6619

Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	December 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 23.3% (15.4% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 250	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	A3	$ 258,803
250	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	A3	258,008
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,780,425
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	583,720
435	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	422,742
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	823,333
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,106,120
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	641,991
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA–	994,871
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	253,490
	5.000%, 7/01/37 – FGIC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	1,065,420
	2009A, 5.250%, 7/01/34
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,079,890
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	273,215
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	218,330
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	A1	1,139,720
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AA–	1,382,293
	Facilities, Series 2002A, 5.000%, 5/15/16 – FGIC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,536,402
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	2,075,462
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
535	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	Aa1	571,899
	University, Tender Option Bond Trust 3127, 12.821%, 7/01/40 – BHAC Insured (IF)
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
400	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AAA	450,760
200	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA	222,802
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	1,010,533
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
1,445	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	1,665,767
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	396,699
2,360	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	2,184,841
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,690,065

1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	1/10 at 100.00	Aa2	1,253,888
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
345	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	AA–	356,544
	7/01/32 – AMBAC Insured
27,545	Total Education and Civic Organizations			28,698,033
	Health Care – 22.7% (15.0% of Total Investments)
280	Dormitory Authority of the State of New York Hospital for Special Surgery, FHA-Insured	8/19 at 100.00	AAA	308,367
	Mortgage Hospital Revenue Bonds, Series 2009, 6.250%, 8/15/34
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/10 at 100.00	A	3,002,850
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – NPFG Insured
2,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/10 at 100.00	N/R	2,825,480
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	N/R	1,438,934
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
830	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	856,485
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,436,556
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	1/10 at 101.00	A	3,010,680
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – NPFG Insured
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	629,058
	2007B, 5.125%, 7/01/37 – AGC Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	2,853,655
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
1,910	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,065,493
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	748,170
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	1/10 at 100.00	AAA	1,503,990
	1997, 5.250%, 7/01/17 – FSA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	N/R	3,508,925
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	1,047,730
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	1,667,478
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A+	1,024,730
27,325	Total Health Care			27,928,581
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	449,744
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	438,584
2,165	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	2,244,975
200	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	186,060
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	981,370
	11/01/37 (Alternative Minimum Tax)
110	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/10 at 100.00	AAA	110,129
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
4,275	Total Housing/Multifamily			4,410,862
	Long-Term Care – 0.7% (0.5% of Total Investments)
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series	7/11 at 102.00	AAA	869,091
	2001A, 5.000%, 7/01/26 – FSA Insured
	Tax Obligation/General – 6.6% (4.4% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	527,050
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	Baa1	340,083

210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	A+	244,497
	NPFG Insured
5	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 –	2/10 at 100.00	AA	5,018
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	1,058,600
	FGIC Insured
	New York City, New York, General Obligation Bonds:
1,000	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	1,067,960
1,100	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,168,354
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA Insured	No Opt. Call	AAA	1,062,544
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aa3	1,080,040
	Bonds, Series 2002, 5.125%, 6/15/18 – FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	A	1,619,703
7,570	Total Tax Obligation/General			8,173,849
	Tax Obligation/Limited – 53.2% (35.2% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	726,984
	2005A, 5.250%, 7/01/24 – CIFG Insured
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	50,292
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	520,265
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	1,268,516
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	252,169
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	621,048
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	4,421,904
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	885,010
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	402,570
	2005F, 5.000%, 3/15/21 – FSA Insured
1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	1,014,840
	City School District Project, Series 2009A, 5.000%, 5/01/31
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	823,110
	City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Tender Option Bond Trust 2946:
500	5.750%, 5/01/26 – FSA Insured (UB)	5/18 at 100.00	AAA	531,195
830	5.750%, 5/01/27 – FSA Insured (UB)	5/18 at 100.00	AAA	918,387
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,858,038
	City School District, Series 2007A, 5.750%, 5/01/27 – FSA Insured (UB)
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	4,656,449
	2/15/47 – FGIC Insured
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,637,375
	5.250%, 11/15/25 – FSA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	1,416,609
	5.500%, 7/01/18 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	1,624,920
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	2,029,060
1,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	1,753,020
	Series 2002A, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,065,290
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	607,927
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	605,079

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation:
920	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	985,725
680	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	721,466
4,590	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	4,811,422
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
715	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	774,223
2,090	5.250%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,261,464
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,073,030
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,084,870
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,584,960
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
345	13.417%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	393,683
1,365	13.403%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	1,454,599
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E,	No Opt. Call	AAA	1,724,055
	5.250%, 4/01/16 – FSA Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,045,950
	2004, 5.000%, 4/01/23 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,449,376
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	536,120
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	803,865
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,220,435
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,003,755
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AAA	2,042,424
	1994A, 5.250%, 1/01/14 – FSA Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	520,160
	2005B, 5.000%, 3/15/30 – FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	339,276
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,099,250
	2002E, 5.500%, 7/01/18 – FSA Insured
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	900,007
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
62,380	Total Tax Obligation/Limited			65,520,172
	Transportation – 12.1% (8.0% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	539,895
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	2,074,963
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	2,064,640
	Series 2002E, 5.000%, 11/15/25 – NPFG Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	976,412
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	2,284,621
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	620,082
	FSA Insured (UB)
330	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	A+	350,777
	FGIC Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/10 at 100.50	A	501,115
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,060,320
565	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	590,346

410	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa3	490,163
	Eighth Series 2008, Trust 2920, 17.292%, 8/15/32 – FSA Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	912,327
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,457,412
14,160	Total Transportation			14,923,073
	U.S. Guaranteed – 6.9% (4.6% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	25,781
70	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	72,199
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/10 at 101.00	Aa3 (4)	3,237,119
	2000A, 0.000%, 7/01/24 (Pre-refunded 7/01/10) – MBIA Insured
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20	6/11 at 101.00	A2 (4)	542,480
	(Pre-refunded 6/15/11) – FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	582,930
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
255	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	284,475
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	1,096,640
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,284,420
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA	No Opt. Call	AAA	102,204
	Insured (ETM)
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	A (4)	292,809
	1993, 5.100%, 6/01/12 – MBIA Insured (ETM)
7,915	Total U.S. Guaranteed			8,521,057
	Utilities – 5.2% (3.5% of Total Investments)
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	507,715
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,372,445
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	3,038,850
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	252,585
	5.000%, 12/01/35 – CIFG Insured
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	267,043
	11/15/19 – FGIC Insured
6,200	Total Utilities			6,438,638
	Water and Sewer – 11.4% (7.5% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue
	Bonds, Tender Option Bond Trust 2843:
1,980	5.000%, 6/15/27 – NPFG Insured (UB)	6/16 at 100.00	AAA	2,085,079
1,200	5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	1,232,592
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,715,344
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,369,646
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	2,159,420
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	Baa1	809,059
	1993, 5.100%, 6/01/12 – MBIA Insured
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C,	6/15 at 100.00	AA+	2,626,800
	5.000%, 6/01/28 – NPFG Insured (UB)
13,380	Total Water and Sewer			13,997,940
$ 171,600	Total Long-Term Municipal Bonds (cost $173,405,799)			179,481,296

	Short-Term Investments – 5.2% (3.5% of Total Investments)
	Tax Obligation/Limited 5.2% (3.5% of Total Investments)
$ 6,470	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	1/10 at 100.00	A–1	6,470,000
	Demand Revenue Obligations, Series 2008A, 0.280%, 11/01/31 – FSA Insured (5)
	Total Short-Term Investments (cost $6,470,000)			6,470,000
	Total Investments (cost $179,875,799) – 150.9%			185,951,296
	Floating Rate Obligations – (13.5)%			(16,600,000)
	Other Assets Less Liabilities – 3.4%			4,256,457
	Auction Rate Preferred Shares, at Liquidation Value – (40.8)% (6)			(50,350,000)
	Net Assets Applicable to Common Shares – 100%			$ 123,257,753

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$179,481,296	$ —	$179,481,296
Short-Term Investments	—	6,470,000	—	6,470,000
Total	$ —	$185,951,296	$ —	$185,951,296

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $164,540,852.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 6,984,322
Depreciation	(2,167,145)
Net unrealized appreciation (depreciation) of investments	$ 4,817,177

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor
Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        March 1, 2010